Exhibit 99.1

Navient Student Loan Trust 2014-1 Monthly Servicing Report
Distribution Date	06/26/2017
Collection Period	05/01/2017 - 05/31/2017

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/29/2014	04/30/2017	05/31/2017
	Principal Balance		$717,979,937.57	$488,609,261.68	$481,683,645.72
	Interest to be Capitalized Balance		11,067,273.43	4,089,812.39	3,932,720.00

	Pool Balance		$729,047,211.00	$492,699,074.07	$485,616,365.72
	Specified Reserve Account Balance		4,867,795.00	1,231,747.69	1,214,040.91

	Adjusted Pool (1)		$733,915,006.00	$493,930,821.76	$486,830,406.63
	Weighted Average Coupon (WAC)		6.16%	6.17%	6.16%
	Number of Loans		121,418	81,040	79,854
	Aggregate Outstanding Principal Balance - Tbill			$10,383,678.97	$10,241,306.79
	Aggregate Outstanding Principal Balance - LIBOR			$482,315,395.10	$475,375,058.93
	Pool Factor			0.657904483	0.648446894
	Since Issued Constant Prepayment Rate			6.09%	6.14%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2017		06/26/2017
	A2	63938EAB0	$57,756,686.49		$50,745,026.55
	A3	63938EAC8	$350,000,000.00		$350,000,000.00
	A4	63938EAD6	$60,000,000.00		$60,000,000.00
	B	63938EAE4	$20,000,000.00		$20,000,000.00

C	Account Balances		05/25/2017		06/26/2017
	Reserve Account Balance		$1,231,747.69		$1,214,040.91
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$3,513,826.98		$1,147,069.78
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		05/25/2017		06/26/2017
	Adjusted Pool Balance + Supplemental Loan Purchase		$493,930,821.76		$486,830,406.63
	Total Notes		$487,756,686.49		$480,745,026.55
	Difference		$6,174,135.27		$6,085,380.08
	Parity Ratio		1.01266		1.01266

Page 2 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

II. Trust Activity 05/01/2017 through		05/31/2017

A	Student Loan Principal Receipts
	Borrower Principal	3,389,347.81
	Guarantor Principal	1,251,998.34
	Consolidation Activity Principal	3,649,300.24
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	12,077.87

	Total Principal Receipts	$8,302,724.26

B	Student Loan Interest Receipts
	Borrower Interest	968,298.61
	Guarantor Interest	48,210.40
	Consolidation Activity Interest	47,510.18
	Special Allowance Payments	116,667.28
	Interest Subsidy Payments	485,608.33
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	63.75
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	33,887.17

	Total Interest Receipts	$1,700,245.72

C	Reserves in Excess of Requirement	$17,706.78

D	Investment Income	$6,921.99

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$3,513,826.98

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(123,263.99)
	Floor Income Rebate Fees to Dept. of Education	$(3,694,003.01)
	Funds Allocated to the Floor Income Rebate Account	$(1,147,069.78)

M	AVAILABLE FUNDS	$8,577,088.95

N	Non-Cash Principal Activity During Collection Period	$(1,377,108.30)

O	Non-Reimbursable Losses During Collection Period	$26,025.45

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$14,845.58

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

III. 2014-1	Portfolio Characteristics

	05/31/2017				04/30/2017
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.36%	402	$1,928,386.55	0.400%	6.36%	466	$2,267,502.08	0.464%
GRACE	6.25%	143	$698,440.85	0.145%	6.14%	97	$416,135.76	0.085%
DEFERMENT	6.02%	6,914	$37,185,147.71	7.720%	6.05%	7,538	$40,236,056.38	8.235%

REPAYMENT: CURRENT	6.14%	57,506	$327,758,106.35	68.044%	6.15%	57,867	$330,186,928.54	67.577%
31-60 DAYS DELINQUENT	6.26%	1,921	$14,034,591.07	2.914%	6.08%	1,967	$13,411,049.72	2.745%
61-90 DAYS DELINQUENT	6.00%	1,089	$6,722,969.41	1.396%	5.90%	901	$5,777,098.28	1.182%
91-120 DAYS DELINQUENT	5.91%	671	$4,446,643.00	0.923%	6.20%	719	$4,698,664.78	0.962%
> 120 DAYS DELINQUENT	6.23%	2,131	$15,689,730.89	3.257%	6.24%	2,147	$16,498,029.03	3.377%

FORBEARANCE	6.33%	8,782	$71,171,050.97	14.775%	6.32%	8,987	$72,958,495.49	14.932%
CLAIMS IN PROCESS	6.19%	295	$2,048,578.92	0.425%	6.51%	351	$2,159,301.62	0.442%

TOTAL		79,854	$481,683,645.72	100.00%		81,040	$488,609,261.68	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

IV. 2014-1 Portfolio Characteristics (cont’d)

	05/31/2017	04/30/2017
Pool Balance	$485,616,365.72	$492,699,074.07
Outstanding Borrower Accrued Interest	$10,699,426.22	$10,853,723.01
Borrower Accrued Interest to be Capitalized	$3,932,720.00	$4,089,812.39
Borrower Accrued Interest >30 Days Delinquent	$1,256,544.84	$1,269,371.30
Total # Loans	79,854	81,040
Total # Borrowers	26,310	26,726
Weighted Average Coupon	6.16%	6.17%
Weighted Average Remaining Term	153.40	153.33
Non-Reimbursable Losses	$26,025.45	$17,600.48
Cumulative Non-Reimbursable Losses	$1,093,750.47	$1,067,725.02
Since Issued Constant Prepayment Rate (CPR)	6.14%	6.09%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$134,635.77	$134,635.77
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$1,407,199.65	$1,092,646.38
Borrower Interest Accrued	$2,315,329.34	$2,265,673.80
Interest Subsidy Payments Accrued	$154,269.89	$155,313.98
Special Allowance Payments Accrued	$51,654.15	$48,965.00

Page 5 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

V. 2014-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	5.82%	38,839	121,926,211.05	25.313%
- GSL - Unsubsidized	6.10%	31,418	171,669,650.92	35.640%
- PLUS (2) Loans	8.34%	2,776	48,874,001.85	10.146%
- SLS (3) Loans	3.65%	7	16,790.33	0.003%
- Consolidation Loans	5.77%	6,814	139,196,991.57	28.898%

Total	6.16%	79,854	$481,683,645.72	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.38%	63,231	316,022,691.14	65.608%
- Two Year	5.57%	8,749	23,677,279.87	4.916%
- Technical	5.66%	966	2,559,923.93	0.531%
- Other	5.77%	6,908	139,423,750.78	28.945%

Total	6.16%	79,854	$481,683,645.72	100.000%
* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

VI. 2014-1 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$8,577,088.95

A		Trustee Fees	$-	$8,577,088.95

B		Primary Servicing Fee	$91,930.71	$8,485,158.24

C		Administration Fee	$6,667.00	$8,478,491.24

D		Class A Noteholders’ Interest Distribution Amount	$640,161.44	$7,838,329.80

E		Class B Noteholders’ Interest Distribution Amount	$44,863.29	$7,793,466.51

F		Reserve Account Reinstatement	$-	$7,793,466.51

G		Class A Noteholders’ Principal Distribution Amount	$7,011,659.94	$781,806.57

H		Class B Noteholders’ Principal Distribution Amount	$-	$781,806.57

I		Unpaid Expenses of The Trustees	$-	$781,806.57

J		Carryover Servicing Fee	$-	$781,806.57

K		Remaining Amounts to the Noteholders after the first auction date	$-	$781,806.57

L		Excess Distribution Certificateholder	$781,806.57	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$481,683,645.72

	B	Interest to be Capitalized	$3,932,720.00

	C	Capitalized Interest Account Balance	$-

	D	Reserve Account Balance (after any reinstatement)	$1,214,040.91

	E	Less: Specified Reserve Account Balance	$(1,214,040.91)

	F	Total	$485,616,365.72

	G	Class A Notes Outstanding (after application of available funds)	$460,745,026.55

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

VII. 2014-1 Distributions
Distribution Amounts
	A2	A3	A4

Cusip/Isin	63938EAB0	63938EAC8	63938EAD6
Beginning Balance	$57,756,686.49	$350,000,000.00	$60,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.31%	0.51%	0.75%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2017	5/25/2017	5/25/2017
Accrual Period End	6/26/2017	6/26/2017	6/26/2017
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	1.33356%	1.53356%	1.77356%
Accrued Interest Factor	0.001185387	0.001363164	0.001576498
Current Interest Due	$68,464.01	$477,107.56	$94,589.87
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$68,464.01	$477,107.56	$94,589.87
Interest Paid	$68,464.01	$477,107.56	$94,589.87
Interest Shortfall	$-	$-	$-
Principal Paid	$7,011,659.94	$-	$-
Ending Principal Balance	$50,745,026.55	$350,000,000.00	$60,000,000.00
Paydown Factor	0.069422376	0.000000000	0.000000000
Ending Balance Factor	0.502426005	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

VII. 2014-1 Distributions
Distribution Amounts
B
Cusip/Isin	63938EAE4
Beginning Balance	$20,000,000.00
Index	LIBOR
Spread/Fixed Rate	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2017
Accrual Period End	6/26/2017
Daycount Fraction	0.08888889
Interest Rate*	2.52356%
Accrued Interest Factor	0.002243165
Current Interest Due	$44,863.29
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$44,863.29
Interest Paid	$44,863.29
Interest Shortfall	$-
Principal Paid	$-
Ending Principal Balance	$20,000,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 9 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017

VIII. 2014-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$487,756,686.49
	Adjusted Pool Balance	$486,830,406.63
	Overcollateralization Amount	$6,085,380.08
	Principal Distribution Amount	$7,011,659.94
	Principal Distribution Amount Paid	$7,011,659.94
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,231,747.69
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,231,747.69
	Required Reserve Acct Balance	$1,214,040.91
	Release to Collection Account	$17,706.78
	Ending Reserve Account Balance	$1,214,040.91
C	Floor Income Rebate Account
	Beginning Period Balance	$3,513,826.98
	Deposits for the Period	$1,147,069.78
	Release to Collection Account	$(3,513,826.98)
	Ending Balance	$1,147,069.78
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 10 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2017 - 05/31/2017, Distribution Date 06/26/2017